BUSINESS SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue	$ 2,269	$ 125,570	$ 133,202	$ 96,584
Cost of revenue	(1,335)	(49,596)	(51,789)	(62,978)
Net income (loss) for the period	(919,555)	354,715	(4,783,013)	(3,187,774)
Selling, general and administrative expenses	(888,976)	(812,563)	(5,889,024)	(2,882,376)
Loss from operations	(943,938)	(791,707)	(6,022,021)	(3,085,817)
Rental income	0	15,896	38,200	68,200
Unrealised foreign exchange gain	17,339	718,701	582,034	0
Gain from insurance claims	0	481,513	481,513	0
(Loss) Profit before income tax	(919,555)	354,715	(4,783,013)	(3,187,774)
Income tax	0	0	0	112
Net (loss) profit	(919,555)	354,715	(4,782,977)	(3,187,774)
Total assets	38,498,514		39,095,392	40,161,327
Selling, general and administrative expenses	888,976	812,563	5,889,024	2,882,376
Gain on disposal of property, plant and equipment			164,624	0
Production and Distribution of Renewable Commodities [Member]
Revenue	2,225	125,570	130,258	91,356
Cost of revenue	(1,335)	(49,596)	(49,645)	(58,343)
Net income (loss) for the period	890	75,974	80,613	33,013
Selling, general and administrative expenses	(521,603)	(651,125)	(4,457,865)	(1,985,104)
Other operating expenses	(55,896)	(55,118)	(214,410)	(237,047)
Loss from operations	(576,609)	(630,269)	(4,591,662)	(2,189,138)
Rental income		0	0	0
Unrealised foreign exchange gain	0	0	2,892
Gain from insurance claims		0	0
Interest income	7,044	22,537	70,650	1,112
Other income		5,606	0	623
(Loss) Profit before income tax	(569,565)	(613,501)	(4,530,899)	(2,246,969)
Income tax	0	0	0	0
Net (loss) profit	(569,565)	(613,501)	(4,530,899)	(2,246,969)
Total assets	7,469,352	8,983,303	7,823,834	7,923,251
Interest Expense		11,375
Selling, general and administrative expenses	521,603	651,125	4,457,865	1,985,104
Gain on disposal of property, plant and equipment			3,468
Interest Expense		(11,375)
Holding Property [Member]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Net income (loss) for the period	0	0	0	0
Selling, general and administrative expenses	0	(38,602)	(228,546)	(110,294)
Other operating expenses	0	0	0	0
Loss from operations	0	(38,602)	(228,546)	(110,294)
Rental income		15,896	38,200	68,200
Unrealised foreign exchange gain	0	0	0
Gain from insurance claims		481,513	481,513
Interest income	0	0	0	0
Other income		0	4,690	0
(Loss) Profit before income tax	0	458,807	457,013	(42,094)
Income tax	0	0	0	0
Net (loss) profit	0	458,807	457,013	(42,094)
Total assets	247	1,733,783	247	1,201,186
Interest Expense		0	0	0
Selling, general and administrative expenses	0	38,602	228,546	110,294
Gain on disposal of property, plant and equipment			161,156
Interest Expense		0	0	0
Licensor of proprietary pyrolysis technology [Member]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Net income (loss) for the period	0	0	0	0
Selling, general and administrative expenses	(50)	(6,729)	(12,229)	(4,466)
Other operating expenses	0	0	0	0
Loss from operations	(50)	(6,729)	(12,229)	(4,466)
Rental income		0	0	0
Unrealised foreign exchange gain	92		0
Gain from insurance claims			0
Interest income	0	0	0	0
Other income		0	0	227
(Loss) Profit before income tax	42	(6,729)	(12,229)	(4,239)
Income tax	0	0	0	0
Net (loss) profit	42	(6,729)	(12,229)	(4,239)
Total assets	30,194,453	30,192,333	30,194,361	30,193,231
Interest Expense		0	0	0
Selling, general and administrative expenses	50	6,729	12,229	4,466
Gain on disposal of property, plant and equipment			0
Interest Expense		0	0	0
Corporate Unallocated [Member]
Revenue	44	0	2,944	5,228
Cost of revenue	0	0	(2,144)	(4,635)
Net income (loss) for the period	44	0	800	593
Selling, general and administrative expenses	(367,323)	(116,107)	(1,190,384)	(782,512)
Other operating expenses	0	0	0	0
Loss from operations	(367,279)	(116,107)	(1,189,584)	(781,919)
Rental income		0	0	0
Unrealised foreign exchange gain	17,247	718,701	579,142
Gain from insurance claims			0
Interest income	0	0	0	0
Other income		0	0	4,476
(Loss) Profit before income tax	(350,032)	516,138	(696,898)	(894,360)
Income tax	0	0	0	(112)
Net (loss) profit	(350,032)	516,138	(696,898)	(894,472)
Total assets	834,462	784,479	1,076,950	843,659
Interest Expense		86,456	86,456	116,917
Selling, general and administrative expenses	367,323	116,107	1,190,384	782,512
Gain on disposal of property, plant and equipment			0
Interest Expense		(86,456)	(86,456)	(116,917)
Consolidated [Member]
Revenue	2,269	125,570	133,202	96,584
Cost of revenue	(1,335)	(49,596)	(51,789)	(62,978)
Net income (loss) for the period	934	75,974	81,413	33,606
Selling, general and administrative expenses	(888,976)	(812,563)	(5,889,024)	(2,882,376)
Other operating expenses	(55,896)	(55,118)	(214,410)	(237,047)
Loss from operations	(943,938)	(791,707)	(6,022,021)	(3,085,817)
Rental income		15,896	38,200	68,200
Unrealised foreign exchange gain	17,339	718,701	582,034
Gain from insurance claims		481,513	481,513
Interest income	7,044	22,537	70,650	1,112
Other income		5,606	4,690	5,326
(Loss) Profit before income tax	(919,555)	354,715	(4,783,013)	(3,187,662)
Income tax	0	0	0	(112)
Net (loss) profit	(919,555)	354,715	(4,783,013)	(3,187,774)
Total assets	38,498,514	41,693,898	39,095,392	40,161,327
Interest Expense		97,831	102,703	176,483
Selling, general and administrative expenses	$ 888,976	812,563	5,889,024	2,882,376
Gain on disposal of property, plant and equipment			164,624
Interest Expense		$ (97,831)	$ (102,703)	$ (176,483)